Currency translation rates (Tables)	12 Months Ended
Dec. 31, 2023
Foreign Exchange Rates Tables [Line Items]
Disclosure of foreign exchange rates [text block]

Closing exchange rate Average rate
1
As of For the year ended
31.12.23 31.12.22 31.12.23 31.12.22 31.12.21
1 CHF 1.19 1.08 1.11 1.05 1.09
1 EUR 1.10 1.07 1.08 1.05 1.18
1 GBP 1.28 1.21 1.25 1.23 1.37
100 JPY 0.71 0.76 0.71 0.76 0.91
1 Monthly income statement items of

operations with a functional currency

other than the US dollar

are translated into US dollars

using month-end rates.

Disclosed average rates for

a year represent an average

of
twelve month-end rates, weighted according to the income and expense volumes of all operations of UBS AG with the

same functional currency for each month. Weighted average rates for individual business divisions
may deviate from the weighted average rates for UBS AG.